Shareholders' Equity (Details 2) - Stock Option [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	238,894
Weighted average remaining contractual life (years)	3 years 5 months 12 days
Options exercisable	88,766
Weighted average Remaining Contractual life of options exercisable (years)	2 years 5 months 9 days
2.237 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.237
Options outstanding	26,625
Weighted average remaining contractual life (years)	4 years 9 months 22 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	0 years
2.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.96
Options outstanding	83,000
Weighted average remaining contractual life (years)	4 years 3 months 18 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	0 years
3.23 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.23
Options outstanding	375
Weighted average remaining contractual life (years)	1 year 1 month 21 days
Options exercisable	375
Weighted average Remaining Contractual life of options exercisable (years)	1 year 1 month 21 days
3.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.40
Options outstanding	375
Weighted average remaining contractual life (years)	11 months 19 days
Options exercisable	375
Weighted average Remaining Contractual life of options exercisable (years)	11 months 19 days
3.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.88
Options outstanding	375
Weighted average remaining contractual life (years)	3 years 10 months 17 days
Options exercisable	125
Weighted average Remaining Contractual life of options exercisable (years)	3 years 10 months 17 days
3.88 One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.88
Options outstanding	90,000
Weighted average remaining contractual life (years)	2 years 10 months 6 days
Options exercisable	59,999
Weighted average Remaining Contractual life of options exercisable (years)	2 years 10 months 6 days
4.02 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 4.02
Options outstanding	5,000
Weighted average remaining contractual life (years)	3 years 6 months 18 days
Options exercisable	1,666
Weighted average Remaining Contractual life of options exercisable (years)	3 years 6 months 18 days
6.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 6.67
Options outstanding	10,000
Weighted average remaining contractual life (years)	3 years 3 months 11 days
Options exercisable	3,332
Weighted average Remaining Contractual life of options exercisable (years)	3 years 3 months 11 days
6.67 One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 6.67
Options outstanding	375
Weighted average remaining contractual life (years)	3 years 3 months 11 days
Options exercisable	125
Weighted average Remaining Contractual life of options exercisable (years)	3 years 3 months 11 days
8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 8.00
Options outstanding	5,749
Weighted average remaining contractual life (years)	3 months
Options exercisable	5,749
Weighted average Remaining Contractual life of options exercisable (years)	3 months
33.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 33.60
Options outstanding	3,750
Weighted average remaining contractual life (years)	2 years 2 months 27 days
Options exercisable	3,750
Weighted average Remaining Contractual life of options exercisable (years)	2 years 2 months 27 days
50.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 50.40
Options outstanding	13,170
Weighted average remaining contractual life (years)	1 year 3 months 22 days
Options exercisable	13,170
Weighted average Remaining Contractual life of options exercisable (years)	1 year 3 months 22 days
60.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 60.00
Options outstanding	100
Weighted average remaining contractual life (years)	2 months 27 days
Options exercisable	100
Weighted average Remaining Contractual life of options exercisable (years)	2 months 27 days